Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per ordinary shares, diluted		$ (0.53)	$ (0.27)	$ (0.19)
Weighted average number of ordinary shares outstanding diluted	[1]	12,277,224	9,709,590	6,459,910

[1]	In April 2021, the Company completed a 1:1 conversion of all of its issued and outstanding ordinary A shares into ordinary shares, NIS 0.01 par value, which was applied retroactively for the calculation of the basic and diluted loss per share.